Stock Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock Based Compensation [Abstract]
Stock Based Compensation

4. Stock Based Compensation

The following stock based compensation information relates to stock options issued by Galena. Stock based compensation expense is allocated to the carved out financial statements based on an estimate of time spent by Galena employees, board members, scientific advisory board members, and outside consultants on RXi related matters. The Company and Galena follow the provisions of the FASB ASC Topic 718, “Compensation — Stock Compensation” (“ASC 718”), which requires the measurement and recognition of compensation expense for all stock-based payment awards made to employees and non-employee directors including employee stock options. Stock compensation expense based on the grant date fair value estimated in accordance with the provisions of ASC 718 is recognized as an expense over the requisite service period.

For stock options granted as consideration for services rendered by non-employees, Galena recognizes compensation expense in accordance with the requirements of FASB ASC Topic 505-50, “Equity Based Payments to Non-Employees.”

Non-employee option grants that do not vest immediately upon grant are recorded as an expense over the vesting period of the underlying stock options. At the end of each financial reporting period prior to vesting, the value of these options, as calculated using the Black-Scholes option-pricing model, will be re-measured using the fair value of Galena’s common stock and the non-cash compensation recognized during the period will be adjusted accordingly. Since the fair market value of options granted to nonemployees is subject to change in the future, the amount of the future compensation expense will include fair value re-measurements until the stock options are fully vested.

The Company and Galena are currently using the Black-Scholes option-pricing model to determine the fair value of all its option grants. For option grants issued in the three month period ended March 31, 2012 and 2011, the following assumptions were used:

	For the Three Months ended March 31,
	2012	2011

Weighted average risk-free interest rate	1.01%	2.33%
Weighted average expected volatility	75.96%	112.95%
Weighted average expected lives (years)	5.96	5.76
Weighted average expected dividend yield	0.00%	0.00%

The weighted average fair value of options granted during the three-month period ended March 31, 2012 and 2011 was $0.47 and $1.20 per share, respectively.

Galena’s expected common stock price volatility assumption is based upon the volatility of a basket of comparable companies. The expected life assumptions for employee grants were based upon the simplified method provided for under ASC 718-10. The expected life assumptions for non-employees were based upon the contractual term of the option. The dividend yield assumption of zero is based upon the fact that Galena has never paid cash dividends and presently has no intention of paying cash dividends. The risk-free interest rate used for each grant was also based upon prevailing short-term interest rates. Galena has estimated an annualized forfeiture rate of 15.0% for options granted to its employees, 8.0% for options granted to senior management and no forfeiture rate for the directors. Galena will record additional expense if the actual forfeitures are lower than estimated and will record a recovery of prior expense if the actual forfeiture rates are higher than estimated.

The following table summarizes stock option activity from January 1, 2012 through March 31, 2012:

	Total Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value

Outstanding at January 1, 2012	5,153,387	$3.24	$—
Granted	325,000	0.72	487,500
Exercised	—	—	—
Cancelled	—	—	—

Outstanding at March 31, 2012	5,478,387	3.09	$2,563,394

Options exercisable at March 31, 2012	4,505,142	3.56	$1,750,630

The aggregate intrinsic values of outstanding and exercisable options at March 31, 2012 were calculated based on the closing price of the Galena’s common stock on March 30, 2012 of $2.22 per share less the exercise price of those shares. The aggregate intrinsic values of options exercised were calculated based on the difference, if any, between the exercise price of the underlying awards and the quoted price of the Galena’s common stock on the date of exercise.

On January 23, 2012, the Company’s board of directors and sole stockholder adopted the RXi Pharmaceuticals Corporation 2012 Long Term Incentive Plan (the “2012 Incentive Plan”). Under the 2012 Incentive Plan, the Company may grant incentive stock options, nonqualified stock options, cash awards, stock appreciation rights, restricted and unrestricted stock and stock unit awards and other stock-based awards. As of March 31, 2012, a maximum of 90,000,000 shares of common stock are authorized for issuance and available for future grants under our 2012 Incentive Plan. The Company’s board of directors currently acts as the administrator of the Company’s 2012 Incentive Plan.

The administrator has the power to select participants from among the key employees, directors and consultants of and advisors to the Company, establish the terms, conditions and vesting schedule, if applicable, of each award and to accelerate vesting or exercisability of any award. The administrator may at any time modify or amend the 2012 Incentive Plan or any award made thereunder in any respect, except where a participant’s approval is required by law or where such termination or modification or amendment affects materially and adversely the rights of a participant under a previously granted award and such participant’s consent has not been obtained.

9. Stock-Based Compensation

The following stock based compensation information relates to stock options issued by Galena. Stock based compensation expense is allocated to the carved out financial statements based on an estimate of time spent by Galena employees, board members, scientific advisory board members, and outside consultants on RXi related matters. Galena follows the provisions of the FASB ASC Topic 718, “Compensation — Stock Compensation” (“ASC 718”), which requires the measurement and recognition of compensation expense for all stock-based payment awards made to employees and non-employee directors including employee stock options. Stock compensation expense based on the grant date fair value estimated in accordance with the provisions of ASC 718 is recognized as an expense over the requisite service period.

For stock options granted as consideration for services rendered by non-employees, Galena recognizes compensation expense in accordance with the requirements of FASB ASC Topic 505-50, “Equity Based Payments to Non-Employees.”

Non-employee option grants that do not vest immediately upon grant are recorded as an expense over the vesting period of the underlying stock options. At the end of each financial reporting period prior to vesting, the value of these options, as calculated using the Black-Scholes option-pricing model, will be re-measured using the fair value of Galena’s common stock and the non-cash compensation recognized during the period will be adjusted accordingly. Since the fair market value of options granted to non-employees is subject to change in the future, the amount of the future compensation expense will include fair value re-measurements until the stock options are fully vested.

Galena is currently using the Black-Scholes option-pricing model to determine the fair value of all its option grants. For option grants issued for the years ended December 31, 2011 and 2010, the following assumptions were used:

	Year Ended December 31,
	2011	2010

Weighted-average risk-free interest rate	0.97% - 3.16%	1.88% - 3.28%
Weighted-average expected volatility	98.61% - 113.87%	118.3 - 133.62%
Weighted-average expected lives (years)	4.71 - 6.25	6 - 10
Weighted-average expected dividend yield	0.00%	0.00%

The weighted-average fair value of options granted during the years ended December 31, 2011 and 2010 was $0.98 and $4.31 per share, respectively.

Galena’s expected common stock price volatility assumption is based upon the volatility of a basket of comparable companies. The expected life assumptions for employee grants were based upon the simplified method provided for under ASC 718-10. The expected life assumptions for non-employees were based upon the contractual term of the option. The dividend yield assumption of zero is based upon the fact that Galena has never paid cash dividends and presently has no intention of paying cash dividends in the future. The risk-free interest rate used for each grant was also based upon prevailing short-term interest rates. Galena has estimated an annualized forfeiture rate of 15% for options granted to its employees, 8% for options granted to senior management and no forfeiture rate for the directors. The Company will record additional expense if the actual forfeitures are lower than estimated and will record a recovery of prior expense if the actual forfeiture rates are higher than estimated.

The following table summarizes the activity of Galena’s stock option plan for options allocated to the Company for the period January 1, 2010 to December 31, 2011:

	Stock Options	Weighted Average Exercise Price
Outstanding — January 1, 2010	3,582,339	5.16
Granted	926,768	4.81
Exercised	(53,500)	4.75
Forfeited	(122,471)	4.85

Outstanding — December 31, 2010	4,333,136	5.10
Granted	2,312,750	0.90
Exercised	—	—
Forfeited	(1,492,499)	4.99

Outstanding — December 31, 2011	5,153,387	$3.24

Exercisable — December 31, 2010	3,155,900	$5.22

Exercisable — December 31, 2011	4,286,690	$3.62

The weighted-average remaining contractual life of options outstanding and exercisable at December 31, 2011 was 8.28 years and 7.81 years, respectively. The weighted average remaining contractual life of options outstanding and exercisable at December 31, 2010 was 7.35 years and 7.09 years, respectively.

The aggregate intrinsic value of outstanding options as of December 31, 2011 and 2010 was $0 and $137,000, respectively. The aggregate intrinsic value of exercisable options as of December 31, 2011 and 2010 was $0 and $34,000, respectively. The aggregate intrinsic value is calculated based on the positive difference between the closing fair market value of the Parent Company’s common stock and the exercise price of the underlying options.

The aggregate intrinsic value of options exercised during 2010 was approximately $164,000. No options were exercised during the period ended December 31, 2011.

RXi recorded approximately $2,111,000 and $4,368,000 of stock-based compensation for the years ended December 31, 2011 and 2010, respectively. As of December 31, 2011, there was $398,000 of unrecognized compensation cost related to outstanding options that is expected to be recognized as a component of RXi’s operating expenses through 2014.

On November 4, 2009, as part of a planned succession in leadership, Tod Woolf, Ph.D., resigned as Galena’s President, Chief Executive Officer and a member of Galena’s Board of Directors. According to the Separation Agreement between Dr. Woolf and Galena, Dr. Woolf received in one lump sum payment his full severance equivalent to a six (6) month salary ($187,500), six (6) months acceleration of vesting of all of his outstanding unvested stock options of Galena as of November 4, 2009, and an offer to join the Company’s Scientific Advisory Board (SAB) for 3 years (the “New Position”). In addition, and as part of the Separation Agreement, Galena agreed to extend the exercise period for all of Dr. Woolf’s vested Stock Options as of November 4, 2009, to the later of: (i) a period of two (2) years from his resignation (until November 4, 2011); or (ii) ninety (90) days following the end of the term of the SAB Agreement (February 4, 2013) or such earlier date as the SAB Agreement may be terminated pursuant to the terms of the SAB Agreement provided Dr. Woolf has not violated the non-competition provisions of the SAB Agreement prior to the date of exercise (whether or not the SAB Agreement is still in effect at that time). Notwithstanding any provision of Galena’s 2007 Incentive Plan, the Company also agreed that Dr. Woolf’s previously awarded stock options shall continue to vest during his continuing role in Galena in the New Position. The option modification resulted in an incremental value of the options of approximately $153,000. As of December 31, 2011, there were 21,890 shares subject to future vesting. Total expense for the years ended December 31, 2011 and 2010 was $65,000 and $193,000, respectively.

As of December 31, 2011, an aggregate of 8,750,000 shares of common stock were reserved for issuance under the Galena Biopharma, Inc. 2007 Incentive Plan, including 6,163,137 shares subject to outstanding common stock options granted under this plan and 1,299,717 shares available for future grants. The administrator of the plan determines the times when an option may become exercisable. Vesting periods of options granted to date include vesting upon grant to vesting at the end of a four year period. The options will expire, unless previously exercised, no later than ten years from the grant date. Galena is using unissued shares for all shares issued for options, restricted share awards and ESPP issuances.

Restricted Stock Units — In addition to options to purchase shares of common stock, Galena may grant restricted stock units (“RSUs”) as part of its compensation package. Each RSU is granted at the fair market value based on the date of grant. Vesting is determined on a grant by grant basis.

In March 2011, Galena granted a total of 220,729 RSUs. The RSUs had an aggregate intrinsic value of $256,000. In 2010, Galena granted a total of 43,541. The RSUs granted in 2010 had an aggregate intrinsic value of $112,000. As of December 31, 2011 and 2010, all of the RSUs had vested in full.